Debt	12 Months Ended
Dec. 31, 2021
Debt
Debt

Note 18. Debt

	December 31,2021
	Total debt
	excluding debt	Total debt --
Skr mn	securities issued	securities issued	Total
Exchange-rate related contracts	—	25,112	25,112
Interest rate related contracts	15,230	254,298	269,528
Equity related contracts	—	223	223
Contracts related to raw materials, credit risk etc	—	137	137
Total debt outstanding	15,230	279,770	295,000

					Other
of which denominated in:	Skr	USD	JPY	EUR	currencies	Total
	24,672	202,158	20,852	19,841	27,477	295,000

	December 31, 2020
	Total debt
	excluding debt	Total debt --
Skr mn	securities issued	securities issued	Total
Exchange-rate related contracts	—	19,207	19,207
Interest rate related contracts	13,486	254,377	267,863
Equity related contracts	—	281	281
Contracts related to raw materials, credit risk etc	—	111	111
Total debt outstanding	13,486	273,976	287,462

					Other
of which denominated in:	Skr	USD	JPY	EUR	currencies	Total
	16,547	202,787	27,812	19,994	20,322	287,462

SEK’s Borrowing programs

	Value outstanding[1]
Skr mn	December 31, 2021	December 31, 2020
Medium-term note program:
Unlimited Euro Medium-Term Note Programme	107,597	96,724
Unlimited SEC-registered U.S. Medium-Term Note Programme	159,393	160,945
Unlimited Swedish Medium-Term Note Programme	429	438
Unlimited MTN/STN AUD Debt Issuance Programme	4,417	4,544
Commercial paper program:
USD 3,000,000,000 U.S. Commercial Paper Programme	1,806	10,006
USD 4,000,000,000 Euro-Commercial Paper Programme	1,355	—
1	Amortized cost excluding fair value adjustments.

Liabilities in financing activities

			Non-cash items
Skr mn	January 1, 2021	Cash Flow	Exchange rate difference	Unrealized changes in fair value		Accrued interest	December 31, 2021
Senior debt	287,462	-10,958	22,588	-4,092		—	295,000
Lease liability	19	-24	—	157	[1]	1	153
Derivatives - net	17,832	-1,523	-7,589	-2,410		—	6,310
Total liabilities in financing activities	305,313	-12,505	14,999	-6,345		1	301,463
1	Refers to increase in leasing debts due to new leasing agreements.

			Non-cash items
Skr mn	January 1, 2020	Cash Flow	Exchange -rate difference	Unrealized changes in fair value	Accrued interest	December 31, 2020
Senior debt	273,017	29,460	-17,004	1,989	—	287,462
Lease liability	44	-27	—	2	—	19
Derivatives - net	13,088	-8,651	11,819	1,576	—	17,832
Total liabilities in financing activities	286,149	20,782	-5,185	3,567	—	305,313